Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	47,800,000	47,800,000
Ordinary shares, shares issued	19,551,173	18,756,570
Ordinary shares, shares outstanding	19,551,173	18,756,570